UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Generation Investment Management LLP
Address: One Vine Street
         London, United Kingdom  W1J 0AH

13F File Number:  028-12114

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Blood
Title:     Managing Partner
Phone:     +44 (0) 207 534 4700


Signature, Place, and Date of Signing:

 /s/    David Blood     London, UK     February 06, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    27

Form 13F Information Table Value Total:    $2,827,160 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMDOCS LTD                     ORD              G02602103    68918  2415621 SH       SOLE                  1698438        0   717183
ANSYS INC                      COM              03662Q105    31641   552399 SH       SOLE                   390219        0   162180
AUTODESK INC                   COM              052769106    49644  1636782 SH       SOLE                  1317312        0   319470
BARD C R INC                   COM              067383109    79508   929923 SH       SOLE                   656982        0   272941
BECTON DICKINSON & CO          COM              075887109   266849  3571319 SH       SOLE                  2522011        0  1049308
BLACKBAUD INC                  COM              09227Q100    77986  2815387 SH       SOLE                  1986929        0   828458
BROWN & BROWN INC              COM              115236101   124278  5491717 SH       SOLE                  3879290        0  1612427
COLGATE PALMOLIVE CO           COM              194162103   122244  1323126 SH       SOLE                   934241        0   388885
CTRIP COM INTL LTD             AMERICAN DEP SHS 22943F100    67998  2905900 SH       SOLE                  2123100        0   782800
DANAHER CORP DEL               COM              235851102   257843  5481365 SH       SOLE                  3875336        0  1606029
DIGI INTL INC                  COM              253798102    13568  1247956 SH       SOLE                  1247956        0        0
EBAY INC                       COM              278642103   202535  6677715 SH       SOLE                  4718752        0  1958963
FIRST SOLAR INC                COM              336433107    50919  1508273 SH       SOLE                  1112178        0   396095
JONES LANG LASALLE INC         COM              48020Q107   104469  1705338 SH       SOLE                  1206772        0   498566
MINDRAY MEDICAL INTL LTD       SPON ADR         602675100    85042  3316777 SH       SOLE                  2436124        0   880653
NORTHERN TR CORP               COM              665859104   140381  3539606 SH       SOLE                  2527144        0  1012462
PAYCHEX INC                    COM              704326107    92999  3088642 SH       SOLE                  2179661        0   908981
QUALCOMM INC                   COM              747525103     7745   141585 SH       SOLE                   141585        0        0
QUANTA SVCS INC                COM              74762E102   162279  7533849 SH       SOLE                  5600547        0  1933302
SCHEIN HENRY INC               COM              806407102   315097  4890531 SH       SOLE                  3454262        0  1436269
SIGMA ALDRICH CORP             COM              826552101    61868   990521 SH       SOLE                   699079        0   291442
SPDR S&P 500 ETF TR            TR UNIT          78462F103    16190   129000 SH       SOLE                    17000        0   112000
STRAYER ED INC                 COM              863236105    85596   880708 SH       SOLE                   623271        0   257437
SYSCO CORP                     COM              871829107    88911  3031406 SH       SOLE                  2139439        0   891967
TAIWAN SEMICONDUCTOR MFG LTD   SPONSORED ADR    874039100    68007  5267772 SH       SOLE                  3731967        0  1535805
VARIAN MED SYS INC             COM              92220P105    90761  1352012 SH       SOLE                   954207        0   397805
VERISK ANALYTICS INC           CL A             92345Y106    93884  2339488 SH       SOLE                  1651708        0   687780